Provisions and contingent liabilities - Summary of other provisions (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other provisions [line items]
Other provisions	R$ 43,541	R$ 29,308	R$ 19,711	R$ 15,193
Judicial deposits	12,077	11,202
Tax contingencies
Disclosure of other provisions [line items]
Other provisions	0	10,374
Civil contingencies
Disclosure of other provisions [line items]
Other provisions	20,419	12,539
Labor contingencies
Disclosure of other provisions [line items]
Other provisions	7,908	6,395
Other provisions (i)
Disclosure of other provisions [line items]
Other provisions	R$ 15,214	R$ 0